Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair Value Assumptions
The table below presents information related to stock options granted for the years ended December 31, 2015 and 2014.

	Year Ended December 31,
	2015	2014
Options granted:
Number of options	3,500	332,250
Risk-free interest rate	2.04%	1.88%
Expected term	7.5 years	7.5 years
Expected stock price volatility	19.24%	19.03%
Dividend yield	1.17%	1.39%
Weighted average fair value of options granted	$2.94	$2.28

Summary of Activity in the Stock Option Plan
A summary of stock option activity for the year ended December 31, 2015 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Dollars in thousands)
Outstanding at beginning of year	598,972	$9.30	8.4 years	$1,911
Granted	3,500	13.71	9.2 years
Exercised	(15,308)	6.68
Forfeited or expired	(5,338)	9.10
Outstanding at end of year	581,826	9.40	7.5 years	3,377
Exercisable at end of year	256,262	7.77	6.5 years	1,903

Summary of Changes in the Company's Nonvested Shares
A summary of changes in the Company’s nonvested restricted shares for the year ended December 31, 2015 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year	175,164	$10.14
Granted	—	—
Vested	(49,114)	9.09
Forfeited	(898)	6.44
Nonvested at end of year	125,152	10.58